Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Sales and operating revenue:
Net sales	¥ 6,682,274	¥ 5,691,216	¥ 5,529,716
Financial services revenue	988,944	999,276	865,737
Other operating revenue	96,048	105,012	97,630
Sales and operating revenue, Total	7,767,266	6,795,504	6,493,083
Costs and expenses:
Cost of sales	5,140,053	4,485,425	4,386,447
Selling, general and administrative	1,728,520	1,457,626	1,375,242
Financial services expenses	816,158	854,221	734,954
Other operating (income) expense, net	48,666	(235,219)	(59,594)
Costs and Expenses, Total	7,733,397	6,562,053	6,437,049
Equity in net loss of affiliated companies	(7,374)	(6,948)	(121,697)
Operating income (loss)	26,495	226,503	(65,663)
Other income:
Interest and dividends	16,652	21,987	15,101
Gain on sale of securities investments, net	12,049	41,781	671
Other	13,752	4,888	7,706
Other income, Total	42,453	68,656	23,478
Other expenses:
Interest	23,460	26,657	22,769
Loss on devaluation of securities investments	1,648	7,724	3,604
Foreign exchange loss, net	9,224	10,360	5,089
Other	8,875	8,334	7,264
Other expenses, Total	43,207	53,075	38,726
Income (loss) before income taxes	25,741	242,084	(80,911)
Income taxes:
Current	101,243	75,734	110,045
Deferred	(6,661)	64,664	206,708
Income tax expense, Total	94,582	140,398	316,753
Net income (loss)	(68,841)	101,686	(397,664)
Less - Net income attributable to noncontrolling interests	59,528	60,146	57,374
Net income (loss) attributable to Sony Corporation's stockholders	¥ (128,369)	¥ 41,540	¥ (455,038)
Net income (loss) attributable to Sony Corporation's stockholders per share
- Basic	¥ (124.99)	¥ 41.32	¥ (453.42)
- Diluted	¥ (124.99)	¥ 38.79	¥ (453.42)
Cash dividends	¥ 25.00	¥ 25.00	¥ 25.00